SCHEDULE OF COMPONENTS OF DERIVATIVE LIABILITIES (Details) - USD ($)	Jun. 30, 2021		Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities shares	$ 563,000,000	[1]	$ 68,617,000,000
Derivative liabilities fair value	1,577,001		13,249,507
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities shares	563,000,000	[1]	68,617,000,000
Derivative liabilities fair value	$ 1,577,001		$ 13,249,507

[1]	including principal and interest